INCOME TAXES - Additional information (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Taxable temporary differences associated with investments in entities, branches and associates and interests in joint arrangements not been recognized	€ 615	€ 483	€ 935
Deferred tax assets exceeding deferred tax liabilities for companies that generated a loss in the current or previous period recognized	€ 2,317	€ 2,684	€ 522